                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                       Registration No. 33-86642
                                                                        811-8874





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
       POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
        POLARIS PROTECTOR VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
        POLARIS CHOICE II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004

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                          VARIABLE ANNUITY ACCOUNT FOUR
                                SUPPLEMENT TO THE
          ANCHOR ADVISOR VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
            SEASONS VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
       SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
         SEASONS SELECT VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
      SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
       SEASONS ADVISOR II VARIABLE ANNUITY PROSPECTUS DATED AUGUST 2, 2004
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                SUPPLEMENT TO THE
         POLARIS PLUS VARIABLE ANNUITY PROSPECTUS DATED AUGUST 30, 2004
      POLARIS II A-CLASS VARIABLE ANNUITY PROSPECTUS DATED AUGUST 30, 2004
   POLARIS II ASSET MANAGER VARIABLE ANNUITY PROSPECTUS DATED AUGUST 30, 2004

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THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED DECEMBER 16, 2004.

The language in the Supplement dated December 16, 2004 is hereby deleted in its entirety.



Date: January 12, 2005


                Please keep this Supplement with your Prospectus




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